Average Annual Total Returns	0 Months Ended
	Oct. 31, 2012
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Exchange-Traded Fund) | Barclays Build America Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.53%
Since Inception	15.55%
Since Inception Date	Sep. 20, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Exchange-Traded Fund) | PIMCO Build America Bond Exchange-Traded Fund
Average Annual Return:
1 Year	23.65%
Since Inception	13.35%
Since Inception Date	Sep. 20, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Exchange-Traded Fund) | PIMCO Build America Bond Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	20.23%	[1]
Since Inception	10.55%	[1]
Since Inception Date	Sep. 20, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Exchange-Traded Fund) | PIMCO Build America Bond Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	15.20%	[1]
Since Inception	9.66%	[1]
Since Inception Date	Sep. 20, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Exchange-Traded Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.08%
Since Inception	0.10%
Since Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Exchange-Traded Fund) | PIMCO Enhanced Short Maturity Exchange-Traded Fund
Average Annual Return:
1 Year	0.42%
Since Inception	1.01%
Since Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Exchange-Traded Fund) | PIMCO Enhanced Short Maturity Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.06%	[1]
Since Inception	0.66%	[1]
Since Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Exchange-Traded Fund) | PIMCO Enhanced Short Maturity Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	0.27%	[1]
Since Inception	0.66%	[1]
Since Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Exchange-Traded Fund) | Barclays 1-15 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.80%
Since Inception	5.58%
Since Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Exchange-Traded Fund) | PIMCO Intermediate Municipal Bond Exchange-Traded Fund
Average Annual Return:
1 Year	7.85%
Since Inception	5.36%
Since Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Exchange-Traded Fund) | PIMCO Intermediate Municipal Bond Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.82%	[1]
Since Inception	4.88%	[1]
Since Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Exchange-Traded Fund) | PIMCO Intermediate Municipal Bond Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	5.94%	[1]
Since Inception	4.45%	[1]
Since Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Exchange-Traded Fund) | Barclays 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.75%
Since Inception	2.11%
Since Inception Date	Feb. 01, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Exchange-Traded Fund) | PIMCO Short Term Municipal Bond Exchange-Traded Fund
Average Annual Return:
1 Year	2.00%
Since Inception	1.58%
Since Inception Date	Feb. 01, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Exchange-Traded Fund) | PIMCO Short Term Municipal Bond Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.97%	[1]
Since Inception	1.37%	[1]
Since Inception Date	Feb. 01, 2010
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Exchange-Traded Fund) | PIMCO Short Term Municipal Bond Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	1.66%	[1]
Since Inception	1.31%	[1]
Since Inception Date	Feb. 01, 2010
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund) | The BofA Merrill Lynch 1-3 Year US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.55%
Since Inception	1.81%
Since Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
Average Annual Return:
1 Year	1.49%
Since Inception	1.72%
Since Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.17%	[1]
Since Inception	1.41%	[1]
Since Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	0.98%	[1]
Since Inception	1.29%	[1]
Since Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund) | The BofA Merrill Lynch 3-7 Year US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.29%
Since Inception	6.39%
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund
Average Annual Return:
1 Year	8.12%
Since Inception	6.28%
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.39%	[1]
Since Inception	5.39%	[1]
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	5.32%	[1]
Since Inception	4.85%	[1]
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund) | The BofA Merrill Lynch 7-15 Year US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.73%
Since Inception	9.86%
Since Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund
Average Annual Return:
1 Year	15.59%
Since Inception	9.72%
Since Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	14.39%	[1]
Since Inception	8.29%	[1]
Since Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	10.14%	[1]
Since Inception	7.46%	[1]
Since Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund) | The BofA Merrill Lynch Long US Treasury Principal STRIPS Index℠ (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	59.18%
Since Inception	23.29%
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund) | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Average Annual Return:
1 Year	59.77%
Since Inception	23.42%
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund) | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions

Average Annual Return:
1 Year	57.64%	[1]
Since Inception	21.66%	[1]
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund) | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	38.53%	[1]
Since Inception	18.99%	[1]
Since Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Exchange-Traded Fund) | The BofA Merrill Lynch Liquid US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.08%
Since Inception	8.09%
Since Inception Date	Oct. 29, 2010
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Exchange-Traded Fund) | PIMCO Broad U.S. Treasury Index Exchange-Traded Fund
Average Annual Return:
1 Year	12.85%
Since Inception	7.88%
Since Inception Date	Oct. 29, 2010
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Exchange-Traded Fund) | PIMCO Broad U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	11.91%	[1]
Since Inception	7.01%	[1]
Since Inception Date	Oct. 29, 2010
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Exchange-Traded Fund) | PIMCO Broad U.S. Treasury Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	8.32%	[1]
Since Inception	6.18%	[1]
Since Inception Date	Oct. 29, 2010
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund) | The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index℠ (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.00%
Since Inception	5.15%
Since Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Average Annual Return:
1 Year	4.75%
Since Inception	4.90%
Since Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.64%	[1]
Since Inception	4.15%	[1]
Since Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	3.09%	[1]
Since Inception	3.75%	[1]
Since Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund) | The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury Index℠ (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	25.78%
Since Inception	16.02%
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Average Annual Return:
1 Year	25.36%
Since Inception	15.81%
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	23.57%	[1]
Since Inception	14.52%	[1]
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	16.32%	[1]
Since Inception	12.77%	[1]
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Exchange-Traded Fund) | The BofA Merrill Lynch US Inflation-Linked Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	14.10%
Since Inception	10.22%
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Exchange-Traded Fund) | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Average Annual Return:
1 Year	13.80%
Since Inception	10.03%
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Exchange-Traded Fund) | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.32%	[1]
Since Inception	8.88%	[1]
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Exchange-Traded Fund) | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	8.90%	[1]
Since Inception	7.89%	[1]
Since Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund) | The BofA Merrill Lynch US Corporate Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
Since Inception	5.44%
Since Inception Date	Sep. 20, 2010
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund) | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Average Annual Return:
1 Year	6.67%
Since Inception	4.96%
Since Inception Date	Sep. 20, 2010
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund) | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | Return After Taxes on Distributions

Average Annual Return:
1 Year	5.37%	[1]
Since Inception	3.71%	[1]
Since Inception Date	Sep. 20, 2010
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund) | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	4.31%	[1]
Since Inception	3.49%	[1]
Since Inception Date	Sep. 20, 2010

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.